Events Occurring After the Reporting Date - Additional Information (Detail)	Aug. 31, 2020 AUD ($)	Aug. 04, 2020 warrants
Issuance of Convertible Notes with Share Subscription Warrants Attached [member] | Convertible Notes with Share Subscription Warrants Attached [member]
Disclosure of non-adjusting events after reporting period [line items]
Unquoted warrants lapsed | warrants		37,144,524
Research Collabration [member]
Disclosure of non-adjusting events after reporting period [line items]
Grants received | $	$ 671,427
Research collaboration agreement term	3 years